Related Party Transactions - Over Funding Loans (Details) - Ares Acquisition Corporation II [Member] - USD ($)	Jun. 30, 2025	Jun. 23, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 25, 2023
Related Party Transaction [Line Items]
Exercise price of warrants (in USD per share)		$ 1
IPO
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)					$ 10
Over-Allotment Option
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)					10
IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)					10
IPO And Private Placement | US Government Debt Securities
Related Party Transaction [Line Items]
Price of shares issued in transaction (in USD per share)					$ 10.1
Base Overfunding Loan | Promissory Note | IPO
Related Party Transaction [Line Items]
Debt instrument face amount					$ 4,500,000
Over-Allotment Overfunding Loan | Promissory Note | Over-Allotment Option
Related Party Transaction [Line Items]
Debt instrument face amount					500,000
Overfunding Loans | Promissory Note | IPO And Over-Allotment Option
Related Party Transaction [Line Items]
Debt instrument face amount					$ 5,000,000
Exercise price of warrants (in USD per share)					$ 1
Outstanding balance	$ 5,000,000		$ 5,000,000	$ 5,000,000